Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Long-Term Debt [Line Items]
Total long-term debt	$ 30,033	$ 29,998
SIF Loan [Member]
Schedule of Long-Term Debt [Line Items]
Total long-term debt	27,612	27,536
FedDev Loan [Member]
Schedule of Long-Term Debt [Line Items]
Total long-term debt	$ 2,421	$ 2,462